GENERAL - Acquisition (Details) $ in Millions, Rp in Billions			12 Months Ended
	Feb. 19, 2019 IDR (Rp)	Feb. 18, 2019 IDR (Rp) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 20, 2019 IDR (Rp) item	Oct. 14, 2019 tenant item lease	Nov. 13, 1995 shares
Direct/ Indirect subsidiaries
Number of shares outstanding | shares										8,400,000,000
Revenue			$ 9,712	Rp 136,447	Rp 135,557	Rp 130,788
Profit before income tax			2,786	39,147	38,299	36,077
Issued capital			353		4,953		Rp 4,953
Fair values of identifiable assets and liabilities acquired at acquisition date:
Other comprehensive income			$ (255)	Rp (3,581)	Rp (2,189)	4,954
Metra
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
TII
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
MetraNet
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
GSD
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
TLT
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			55.00%	55.00%	55.00%
GYS
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			51.00%	51.00%	51.00%
Sigma
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Metra Plasa
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary			60.00%	60.00%	60.00%
PST
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary	100.00%		95.00%	95.00%	95.00%
Telkomsel
Direct/ Indirect subsidiaries
Number of shares acquired | shares		549,989
Number of shares outstanding | shares		550,000
Proportion of ownership interest in subsidiary			65.00%	65.00%	65.00%
Revenue				Rp 87,103	Rp 91,093	89,258
Profit before income tax				31,720	34,077	33,974
Fair values of identifiable assets and liabilities acquired at acquisition date:
Fair value consideration transferred		Rp 550
Other comprehensive income				Rp (1,054)	(415)	Rp 356
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired	95.00%
Remaining percentage of voting equity interest to be acquired	5.00%
Period for acquisition of remaining voting interest	24 months
Liabilities to previous shareholders					Rp 80
Acquisition cost	Rp 1,113
PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Consideration for asset acquired								Rp 4,443
Sales Purchase Agreement | PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Number of towers acquired | item									2,100
Number of tenant | tenant									3,982
Land leases transfer | lease									1,731
Sales Purchase Agreement | PT Indosat Tbk (“Indosat”) | PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Land leases transfer | lease									369
Master Tower Lease Agreement | PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Number of towers leased back | item								2,100